GOING CONCERN AND MANAGEMENT’S PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S PLANS

NOTE 2 – GOING CONCERN AND MANAGEMENT’S PLANS

The accompanying unaudited consolidated financial statements have been prepared assuming the Company will continue as a going concern, which assumes the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company experienced a net loss of $211,277 for the three months ended March 31, 2023, had a working capital deficit of $1,141,371 and an accumulated deficit of $15,325,692 as of March 31, 2023. These factors raise substantial doubt about the Company’s ability to continue as a going concern and to operate in the normal course of business within one year after the date that the financial statements are issued. These unaudited consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might result from this uncertainty.

In March 2020, the World Health Organization declared the novel COVID-19 virus as a global pandemic. The COVID-19 outbreak in the United States continued to negatively impact to the Company’s ability to secure additional debt or equity funding to support operations in 2022 and 2023. In 2022, the Company received proceeds of $50,000 from the exercise of warrants. In April 2023, the Company raised an aggregate of $100,000 from the sale of 400,000 shares of common stock to support current operations and extend research and development of its product line. No assurance can be given that the Company will be successful in this effort. If the Company is unable to raise additional funds in 2023, it will be forced to severely curtail all operations and research and development activities.

NOTE 2 – GOING CONCERN AND MANAGEMENT’S PLANS

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which assumes the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company experienced a net loss of $984,790 for the year ended December 31, 2022, had a working capital deficit of $950,791 and an accumulated deficit of $15,117,963 as of December 31, 2022. These factors raise substantial doubt about the Company’s ability to continue as a going concern and to operate in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

In March 2020, the World Health Organization declared the novel COVID-19 virus as a global pandemic. The COVID-19 outbreak in the United States has resulted in a significant impact to the Company’s ability to secure additional debt or equity funding to support operations. The Company received proceeds of $50,000 from the exercise of warrants in 2022. In 2021, the Company raised $560,000 from the sale of common stock (see Note 10) and management intends to raise additional funds in 2023 to support current operations and extend research and development of its product line. No assurance can be given that the Company will be successful in this effort. If the Company is unable to raise additional funds in 2023, it will be forced to severely curtail all operations and research and development activities.